Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005469
Average Annual Return [Line Items]
Average Annual Return, Percent	38.12%	14.01%		15.03%
Without Sales Load [Member] | C000169955
Average Annual Return [Line Items]
Average Annual Return, Percent	38.26%	14.12%	16.34%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.02%	10.58%		9.79%
MSCI All Country World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.02%	10.58%	11.57%
MSCI World IMI Communications Services 10/40 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.57%	6.58%		5.70%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%		13.10%
MSCI World IMI Communications Services 10/40 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.57%	6.58%	5.88%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.86%